Summary of Significant Accounting Policies - Debt issuance costs & Accounts receivable, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Issuance Costs
Debt issuance costs	$ 0.1	$ 0.1
Amortization of the debt issuance costs	0.1	0.1
Accounts Receivable, net
Allowance for doubtful accounts	$ 0.1	$ 0.1